UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	5/31/2012

Item 1.	Schedule of Investments

Prudential High Yield Fund, Inc.

Schedule of Investments

as of May 31, 2012 (Unaudited)

Description	Moody’s Ratings§†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 89.7%
ASSET-BACKED SECURITIES — 0.6%
Baker Street Funding (Cayman Islands), Ser. 2006-1A, Class E, 144A(a)(b)	B1	4.417%	10/15/19	$ 2,851	$ 1,972,092
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class D, 144A(a)(b)(c)	Ba3	4.724	06/18/21	2,261	1,429,710
CSAM Funding (Cayman Islands), Ser. 2001-1A, Class D2, 144A(a)(b)(c)	Ba2	6.816	03/29/16	7,000	6,280,442
Landmark IV CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class B2L(a)(b)(c)	Ba3	6.624	12/15/16	3,259	2,806,218
Liberty Square CDO Ltd. (Cayman Islands), Ser. 2001-2A, Class D, 144A(a)(b)(c)	C	7.271	06/15/13	2,849	313,348

TOTAL ASSET-BACKED SECURITIES					12,801,810

BANK LOANS — 2.4%
Automotive — 0.2%
Chrysler Group LLC(b)	Ba2	6.000	05/24/17	4,417	4,403,668

Cable — 0.3%
Newsday LLC(b)	Ba3	10.500	08/01/13	6,000	6,120,000

Consumer — 0.2%
Realogy Corp.(b)	B1	13.500	10/15/17	3,300	3,355,687
Visant Corp.(b)	Ba3	5.250	12/22/16	349	336,660

					3,692,347

Electric
Texas Competitive Electric Holdings Co. LLC(b)	B2	3.746	10/10/14	1,860	1,138,548

Gaming — 0.2%
CCM Merger, Inc.(b)	B2	6.000	03/01/17	3,926	3,887,042

Healthcare & Pharmaceutical — 0.1%
Alliance HealthCare Services, Inc.(b)	Ba3	7.250	06/01/16	1,387	1,289,701

Pipelines & Other — 0.2%
Energy Transfer Equity LP(b)	Ba2	3.750	03/23/17	5,305	5,149,829

Technology — 1.2%
Blackboard, Inc. (original cost $6,286,245; purchased 09/23/11)(b)(c)(d)	B1	7.500	10/04/18	6,833	6,545,894
First Data Corp.(b)	B1	4.240	03/26/18	9,612	8,714,197
First Data Corp.(b)	B1	5.240	03/24/17	2,701	2,554,686
Freescale Semiconductor, Inc.(b)	B1	6.000	02/28/19	8,000	7,848,000
NXP BV(b)	B3	5.500	03/03/17	1,990	1,955,175
Sensata Technologies, Inc.(b)	Ba2	4.000	05/12/18	401	395,370

					28,013,322

TOTAL BANK LOANS					53,694,457

CORPORATE BONDS — 86.4%
Aerospace & Defense — 1.8%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.750	04/01/16	3,450	3,519,000
Gtd. Notes(e)	Ba3	6.875	09/15/20	1,800	1,908,000
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	8.500	07/01/18	6,715	7,319,350
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)(e)	Ba2	5.750	03/15/22	4,675	4,546,437
Colt Defense LLC, Gtd. Notes(e)	Caa1	8.750	11/15/17	2,175	1,266,938
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625	03/01/17	175	181,125
Gtd. Notes	Ba2	7.000	08/01/20	4,250	4,706,875

Moog, Inc., Sr. Sub. Notes	Ba3	6.250	01/15/15	2,130	2,145,975
Sr. Sub. Notes	Ba3	7.250	06/15/18	2,850	2,992,500
Sterling Merger, Inc., Gtd. Notes, 144A	Caa1	11.000	10/01/19	2,575	2,671,562
TransDigm, Inc., Gtd. Notes(e)	B3	7.750	12/15/18	9,000	9,562,500

					40,820,262

Automotive — 1.7%
Chrysler Group LLC, Sec’d. Notes(e)	B2	8.000	06/15/19	1,725	1,729,313
Sec’d. Notes(e)	B2	8.250	06/15/21	2,625	2,631,562
Dana Holding Corp., Sr. Unsec’d. Notes(e)	B2	6.500	02/15/19	4,325	4,541,250
Sr. Unsec’d. Notes	B2	6.750	02/15/21	525	561,750
Delphi Corp., Gtd. Notes	Ba2	5.875	05/15/19	1,200	1,257,000
Gtd. Notes	Ba2	6.125	05/15/21	2,075	2,209,875
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	7.000	10/01/13	795	848,706
Sr. Unsec’d. Notes	Baa3	7.000	04/15/15	4,475	5,023,187
Sr. Unsec’d. Notes(e)	Baa3	8.000	12/15/16	940	1,136,023
Lear Corp., Gtd. Notes(e)	Ba2	7.875	03/15/18	2,500	2,731,250
Gtd. Notes	Ba2	8.125	03/15/20	2,975	3,332,000
Navistar International Corp., Gtd. Notes(e)	B1	8.250	11/01/21	5,193	5,452,650
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A(a)(e)	B1	7.750	02/15/17	2,450	2,532,687
Sr. Sec’d. Notes, 144A(a)(e)	B1	8.500	02/15/19	1,950	2,049,938
TRW Automotive, Inc.,
Gtd. Notes, 144A	Ba2	8.875	12/01/17	1,425	1,588,875

					37,626,066

Banking — 0.8%
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)(e)	Ba3	8.000	12/29/49	9,510	9,559,737
Sr. Unsec’d. Notes	Baa1	6.500	08/01/16	445	481,861
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Ba1	8.278	12/01/26	2,250	2,266,875
Merrill Lynch & Co., Inc., Sub. Notes(e)	Baa2	7.750	05/14/38	590	670,715
Regions Bank, Sub. Notes	Ba3	7.500	05/15/18	1,150	1,288,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A	B3	9.500	06/15/19	1,925	1,968,313
Wachovia Bank NA, Sub. Notes, MTN	A1	6.600	01/15/38	375	469,533

					16,705,034

Building Materials & Construction — 1.0%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,977,500; purchased 09/27/10)(c)(d)	Ba3	6.875	08/15/18	3,000	3,097,500
Sr. Sec’d. Notes, 144A (original cost $3,619,500; purchased 02/02/10-04/27/11)(c)(d)	Ba1	7.000	02/15/20	3,525	3,701,250
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500	04/15/16	100	108,500
K. Hovnanian Enterprises, Inc., Gtd. Notes	Caa3	11.875	10/15/15	3,550	2,733,500
Masco Corp., Sr. Unsec’d. Notes(e)	Ba2	5.950	03/15/22	1,475	1,512,191
Sr. Unsec’d. Notes(e)	Ba2	7.125	08/15/13	2,845	2,998,886
Standard Pacific Corp., Gtd. Notes(e)	B3	8.375	05/15/18	550	590,563
Gtd. Notes(e)	B3	8.375	01/15/21	400	428,000
Gtd. Notes(e)	B3	10.750	09/15/16	2,725	3,181,437
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750	04/15/20	3,225	3,321,750

					21,673,577

Cable — 4.9%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(e)	B3	8.000	12/15/18	1,300	1,322,750
Cablevision Systems Corp., Sr. Unsec’d. Notes(e)	B1	8.625	09/15/17	6,475	7,073,938
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500	11/30/16	6,244	6,993,122
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	7.875	04/30/18	1,000	1,072,500
Gtd. Notes	B1	8.125	04/30/20	725	797,500
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625	11/15/17	10,568	11,136,030
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(e)	Ba3	6.750	11/15/21	5,225	5,290,312
Sr. Unsec’d. Notes(e)	Ba3	7.625	07/15/18	1,150	1,242,000
Sr. Unsec’d. Notes	Ba3	8.500	04/15/14	5,500	6,056,875
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19	575	641,125
Dish DBS Corp., Gtd. Notes	Ba2	6.750	06/01/21	725	748,563
Echostar DBS Corp., Gtd. Notes	Ba2	6.625	10/01/14	12,572	13,294,890
Gtd. Notes	Ba2	7.125	02/01/16	1,900	2,033,000
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A(a)(e)	B1	8.875	12/01/18	5,500	4,812,500
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(a)	Caa1	10.875	07/15/19	1,300	1,040,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(a)(e)	B2	9.875	04/15/18	12,050	13,014,000
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(e)	Ba3	7.250	11/15/21	2,275	2,297,750
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)	Ba3	6.875	01/15/22	4,625	4,544,063
Videotron Ltee (Canada), Gtd. Notes, 144A(a)(e)	Ba1	5.000	07/15/22	5,650	5,508,750
Gtd. Notes(a)(e)	Ba1	6.375	12/15/15	4,325	4,400,688
Gtd. Notes(a)	Ba1	9.125	04/15/18	7,850	8,576,125
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(a)(e)	Ba2	5.250	02/15/22	100	97,500
Gtd. Notes, Ser. 1(a)	Ba2	9.500	08/15/16	6,028	6,676,010

					108,669,991

Capital Goods — 6.1%
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	B2	7.875	01/31/18	1,300	1,326,000
Altra Holdings, Inc., Sec’d. Notes	Ba3	8.125	12/01/16	2,350	2,508,625
Amsted Industries, Inc., Sr. Notes, 144A (original cost $3,226,600; purchased 03/12/10)(c)(d)	B1	8.125	03/15/18	3,250	3,445,000
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000	08/15/16	9,885	10,280,400
Avis Budget Car Rental LLC, Gtd. Notes(b)(e)	B2	2.967	05/15/14	310	303,025
Gtd. Notes, 144A	B2	8.250	01/15/19	2,575	2,665,125
Gtd. Notes	B2	9.750	03/15/20	3,075	3,367,125
Case New Holland, Inc., Gtd. Notes(e)	Ba2	7.875	12/01/17	3,675	4,189,500
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625	08/15/16	4,825	5,042,125
Columbus McKinnon Corp., Gtd. Notes	B1	7.875	02/01/19	3,410	3,597,550
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125	01/15/21	2,500	2,587,500
Griffon Corp., Gtd. Notes	B1	7.125	04/01/18	7,375	7,411,875
Hertz Corp. (The), Gtd. Notes(e)	B2	6.750	04/15/19	3,740	3,824,150
Gtd. Notes	B2	7.500	10/15/18	2,625	2,733,281

Interline Brands, Inc., Gtd. Notes	B2	7.000	11/15/18	7,500	7,725,000
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.125	04/01/21	2,550	2,626,500
RBS Global, Inc./Rexnord LLC, Gtd. Notes(e)	Caa1	8.500	05/01/18	9,550	10,146,875
Rexel SA (France), Gtd. Notes, 144A(a)	Ba2	6.125	12/15/19	3,100	3,084,500
RSC Equipment Rental, Inc., Sr. Unsec’d. Notes(e)	B3	8.250	02/01/21	2,875	3,040,312
Sr. Unsec’d. Notes	B3	10.250	11/15/19	2,050	2,280,625
SPX Corp., Gtd. Notes(e)	Ba2	6.875	09/01/17	3,475	3,787,750
Gtd. Notes(e)	Ba2	7.625	12/15/14	5,345	5,892,862
Stena AB (Sweden), Sr. Unsec’d. Notes(a)	Ba3	7.000	12/01/16	229	222,130
Terex Corp., Gtd. Notes(e)	B2	6.500	04/01/20	1,975	1,970,063
Sr. Sub. Notes(e)	Caa1	8.000	11/15/17	8,395	8,541,912
Tomkins LLC/Tomkins, Inc., Sec’d. Notes(e)	B1	9.000	10/01/18	1,810	1,988,738
Trimas Corp., Sec’d. Notes	B1	9.750	12/15/17	4,125	4,506,563
United Rentals Financing Escrow Corp., Gtd. Notes, 144A(e)	B3	7.375	05/15/20	2,400	2,460,000
Gtd. Notes, 144A(e)	B3	7.625	04/15/22	6,450	6,595,125
United Rentals North America, Inc., Gtd. Notes(e)	Caa1	8.375	09/15/20	1,450	1,479,000
Gtd. Notes	B3	9.250	12/15/19	1,450	1,598,625
Gtd. Notes	B3	10.875	06/15/16	4,500	5,006,250
WireCo Worldgroup, Inc., Gtd. Notes	B2	9.500	05/15/17	11,075	11,518,000

					137,752,111

Chemicals — 3.9%
CF Industries, Inc., Gtd. Notes	Baa3	6.875	05/01/18	3,275	3,897,250
Hexion U.S. Finance Corp., Sec’d. Notes(e)	Caa1	9.000	11/15/20	12,925	11,277,062
Sr. Sec’d. Notes(e)	B3	8.875	02/01/18	850	845,750
Huntsman International LLC, Gtd. Notes(e)	B1	5.500	06/30/16	2,100	2,100,000
Gtd. Notes(e)	B2	8.625	03/15/21	2,425	2,716,000
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A(a)	B2	9.625	06/15/18	3,970	4,059,325
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	5,250	5,604,375
LyondellBasell Industries NV (Netherlands), Gtd. Notes, 144A(a)(e)	Ba2	5.000	04/15/19	7,025	7,147,937
Gtd. Notes, 144A(a)(e)	Ba2	5.750	04/15/24	3,400	3,485,000
Gtd. Notes, 144A(a)	Ba2	6.000	11/15/21	1,350	1,444,500
Momentive Performance Materials, Inc., Sec’d. Notes(e)	Caa1	9.000	01/15/21	3,250	2,453,750
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300	01/15/28	100	126,766
Nexeo Solutions LLC, Gtd. Notes, 144A (original cost $8,136,008; purchased 02/23/11-01/05/12)(c)(d)	B3	8.375	03/01/18	8,101	7,776,960
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes(a)(e)	Ba2	8.375	11/01/16	7,140	7,862,925
Sr. Unsec’d. Notes(a)	Ba2	8.625	11/01/19	1,962	2,192,535
Rhodia SA (France), Sr. Unsec’d. Notes, 144A(a)	Baa2	6.875	09/15/20	4,650	5,115,000
Solutia, Inc., Gtd. Notes(e)	B1	7.875	03/15/20	3,900	4,563,000
Gtd. Notes	B1	8.750	11/01/17	625	703,125
Taminco Global Chemical Corp., Sec’d. Notes, 144A(e)	Caa1	9.750	03/31/20	7,907	8,045,373
TPC Group LLC, Sr. Sec’d. Notes	B1	8.250	10/01/17	5,175	5,433,750

					86,850,383

Consumer — 2.0%
American Achievement Corp., Sec’d. Notes, 144A (original cost $3,292,500; purchased 10/21/10-04/06/11)(c)(d)	B3	10.875	04/15/16	3,300	2,326,500
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A(a)(e)	B1	6.875	06/15/19	4,400	4,378,000
Libbey Glass, Inc., Gtd. Notes, 144A	B2	6.875	05/15/20	1,650	1,654,125
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375	05/15/20	3,560	3,889,300
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250	01/15/18	2,700	2,889,000
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	3,324	3,606,573
Service Corp. International, Sr. Unsec’d. Notes(e)	Ba3	7.000	06/15/17	2,225	2,475,313
Sr. Unsec’d. Notes	Ba3	7.000	05/15/19	4,600	4,853,000
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes	B1	9.500	06/15/18	1,500	1,657,500
Sr. Sec’d. Notes, 144A(e)	B1	9.500	06/15/18	2,000	2,210,000
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500	04/15/19	4,825	4,945,625
Visant Corp., Gtd. Notes(e)	Caa1	10.000	10/01/17	11,200	10,584,000

					45,468,936

Electric — 3.1%
AES Corp. (The), Sr. Unsec’d. Notes, 144A(e)	Ba3	7.375	07/01/21	3,850	4,158,000
Sr. Unsec’d. Notes	Ba3	7.750	03/01/14	3,430	3,687,250
Sr. Unsec’d. Notes	Ba3	7.750	10/15/15	6,260	6,948,600
Sr. Unsec’d. Notes(e)	Ba3	8.000	10/15/17	1,000	1,110,000
Sr. Unsec’d. Notes(e)	Ba3	8.000	06/01/20	1,100	1,237,500
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A (original cost $3,366,118; purchased 02/28/02-02/25/09)(c)(d)(f)	NR	9.000	01/02/17	3,533	883,209
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.250	10/15/17	2,760	2,911,800
Sr. Sec’d. Notes, 144A(e)	B1	7.500	02/15/21	11,650	12,174,250
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375	10/01/22	2,200	2,281,134
Sr. Unsec’d. Notes	Ba3	7.250	12/01/20	2,850	3,093,761
Energy Future Holdings Corp., Sr. Sec’d. Notes(e)	Caa3	9.750	10/15/19	580	594,500
Sr. Sec’d. Notes	Caa3	10.000	01/15/20	650	690,625
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250	04/01/16	55	59,675
Mirant Corp., 144A(c)	NR	7.400	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. A	Ba1	8.625	06/30/12	75	74,914
Pass-thru Certs., Ser. B	Ba1	9.125	06/30/17	9,277	9,463,048
North American Energy Alliance LLC, Sec’d. Notes (original cost $904,086; purchased 09/22/09)(c)(d)	Ba3	10.875	06/01/16	925	1,012,875
NRG Energy, Inc., Gtd. Notes(e)	B1	7.375	01/15/17	1,230	1,269,975
Gtd. Notes(e)	B1	7.625	01/15/18	10,625	10,598,437
Gtd. Notes(e)	B1	7.625	05/15/19	1,125	1,099,688
Gtd. Notes(e)	B1	8.250	09/01/20	4,400	4,334,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)	Ba1	9.237	07/02/17	2,512	2,461,908

					70,147,824

Energy — Other — 4.8%
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(a)	Ba3	7.750	05/15/17	699	719,970
Gtd. Notes(a)	Ba3	9.500	05/15/16	5,285	5,681,375

Denbury Resources, Inc., Gtd. Notes(e)	B1	6.375	08/15/21	3,010	3,122,875
Gtd. Notes	B1	8.250	02/15/20	1,851	1,999,080
Gtd. Notes	B1	9.750	03/01/16	2,875	3,126,563
Everest Acquisition LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A(e)	Ba3	6.875	05/01/19	1,725	1,768,125
Sr. Unsec’d. Notes, 144A(e)	B2	9.375	05/01/20	1,700	1,742,500
Harvest Operations Corp. (Canada), Gtd. Notes, 144A(a)(e)	Ba1	6.875	10/01/17	9,475	9,925,062
Hercules Offshore, Inc., Gtd. Notes, 144A	Caa1	10.250	04/01/19	2,250	2,115,000
Sr. Sec’d. Notes, 144A(e)	B1	7.125	04/01/17	1,875	1,809,375
Hornbeck Offshore Services, Inc., Gtd. Notes, 144A(e)	Ba3	5.875	04/01/20	3,400	3,332,000
Linn Energy LLC, Gtd. Notes, 144A(e)	B2	6.250	11/01/19	4,125	3,929,062
Gtd. Notes, 144A(e)	B2	6.500	05/15/19	5,350	5,189,500
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	7,164	7,486,380
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	B2	6.500	03/15/21	4,325	4,411,500
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125	05/15/18	500	530,000
Offshore Group Investments Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)	B3	11.500	08/01/15	5,675	6,043,875
Parker Drilling Co., Gtd. Notes	B1	9.125	04/01/18	350	371,000
Gtd. Notes, 144A	B1	9.125	04/01/18	2,125	2,252,500
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250	08/15/18	1,750	1,994,512
Gtd. Notes	Baa3	7.875	06/01/15	1,770	1,849,296
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(a)(e)(f)	C	6.750	05/01/14	2,425	315,250
Pioneer Natural Resources Co., Gtd. Notes	Baa3	5.875	07/15/16	780	868,654
Sr. Unsec’d. Notes	Baa3	7.500	01/15/20	375	463,701
Plains Exploration & Production Co., Gtd. Notes	B1	6.750	02/01/22	3,800	3,762,000
Gtd. Notes(e)	B1	7.625	06/01/18	1,750	1,841,875
Gtd. Notes(e)	B1	8.625	10/15/19	1,500	1,627,500
Gtd. Notes	B1	10.000	03/01/16	2,100	2,278,500
Precision Drilling Corp. (Canada), Gtd. Notes(a)	Ba1	6.500	12/15/21	875	881,563
Gtd. Notes(a)	Ba1	6.625	11/15/20	2,000	2,030,000
Range Resources Corp., Gtd. Notes	Ba3	5.000	08/15/22	300	288,000
Gtd. Notes	Ba3	5.750	06/01/21	4,325	4,454,750
Gtd. Notes	Ba3	6.750	08/01/20	1,025	1,107,000
Gtd. Notes	Ba3	7.500	10/01/17	3,610	3,772,450
Gtd. Notes	Ba3	8.000	05/15/19	1,150	1,253,500
Samson Investment Co., Sr. Unsec’d. Notes, 144A(e)	B1	9.750	02/15/20	5,600	5,572,000
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A(e)	Ba1	5.250	01/15/17	2,925	2,899,406
Sr. Unsec’d. Notes, 144A	Ba1	6.000	01/15/22	4,825	4,644,062

					107,459,761

Foods — 4.7%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	8,305	8,502,327
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(e)	B3	8.625	05/01/16	12,620	12,904,076
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A(e)	B2	9.000	12/15/17	11,814	11,725,395
Darling International, Inc., Gtd. Notes	Ba3	8.500	12/15/18	2,950	3,292,938
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000	06/01/18	1,525	1,639,375
Del Monte Corp., Gtd. Notes(e)	B3	7.625	02/15/19	4,500	4,365,000

DineEquity, Inc., Gtd. Notes(e)	B3	9.500	10/30/18	1,100	1,194,875
Fiesta Restaurant Group, Inc., Sec’d. Notes, 144A	B2	8.875	08/15/16	4,000	4,260,000
Ingles Markets, Inc., Sr. Unsec'd. Notes	B1	8.875	05/15/17	6,875	7,442,187
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes(original cost $7,051,688; purchased 09/07/11-04/11/12)(c)(d)	B1	11.625	05/01/14	6,250	7,093,750
Sr. Unsec’d. Notes, 144A (original cost $5,428,635; purchased 05/20/11-11/16/11)(d)	B1	7.250	06/01/21	5,600	5,040,000
Sr. Unsec’d. Notes, 144A (original cost $5,104,290; purchased 01/25/12-03/13/12)(d)	B1	8.250	02/01/20	5,075	4,846,625
Landry’s, Inc., Sr. Notes, 144A	Caa1	9.375	05/01/20	4,225	4,235,562
Michael Foods, Inc., Gtd. Notes	Caa1	9.750	07/15/18	10,410	11,268,825
OSI Restaurant Partners LLC, Gtd. Notes	Caa3	10.000	06/15/15	3,250	3,339,375
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000	07/15/14	3,955	4,548,250
Stater Bros. Holdings, Inc., Gtd. Notes(e)	B2	7.375	11/15/18	775	837,969
Gtd. Notes(e)	B2	7.750	04/15/15	550	561,687
SUPERVALU, Inc., Sr. Unsec’d. Notes(e)	B2	7.500	11/15/14	4,395	4,471,913
Sr. Unsec’d. Notes(e)	B2	8.000	05/01/16	1,000	997,500
Wendy’s Co. (The), Gtd. Notes	B3	10.000	07/15/16	2,500	2,706,275

					105,273,904

Gaming — 6.0%
Affinity Gaming LLC/Affinity Gaming Finance, Corp. Gtd. Notes, 144A	Caa1	9.000	05/15/18	2,600	2,600,000
Boyd Gaming Corp., Gtd. Notes, 144A	B3	9.000	07/01/20	6,450	6,450,000
Gtd. Notes(e)	B3	9.125	12/01/18	9,550	9,788,750
Caesars Entertainment Operating Co., Inc., Sec’d. Notes(e)	Caa2	12.750	04/15/18	7,475	5,905,250
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,400,000; purchased 03/14/12)(c)(d)(e)	Caa2	9.125	05/01/19	4,400	4,400,000
Harrah’s Operating Co., Inc., Sec’d. Notes(e)	CCC(g)	10.000	12/15/18	2,080	1,372,800
Sr. Sec’d. Notes(e)	B2	11.250	06/01/17	12,130	12,888,125
Isle of Capri Casinos, Inc., Gtd. Notes(e)	Caa1	7.000	03/01/14	2,190	2,173,575
Gtd. Notes(e)	B3	7.750	03/15/19	6,075	6,143,344
Marina District Finance Co., Inc., Sr. Sec’d. Notes(e)	B2	9.500	10/15/15	5,725	5,424,438
Sr. Sec’d. Notes(e)	B2	9.875	08/15/18	3,800	3,548,250
MGM Resorts International, Gtd. Notes(e)	B3	5.875	02/27/14	1,500	1,535,625
Gtd. Notes(e)	B3	6.750	04/01/13	3,000	3,063,750
Gtd. Notes(e)	B3	7.625	01/15/17	4,040	4,085,450
Gtd. Notes, 144A(e)	B3	8.625	02/01/19	3,500	3,701,250
Gtd. Notes(e)	B3	10.000	11/01/16	500	547,500
Sr. Sec’d. Notes(e)	Ba2	9.000	03/15/20	1,385	1,516,575
Sr. Sec’d. Notes	Ba2	10.375	05/15/14	390	438,750
Sr. Sec’d. Notes	Ba2	11.125	11/15/17	6,540	7,324,800
Sr. Sec’d. Notes	Ba2	13.000	11/15/13	10,559	12,090,055
MTR Gaming Group, Inc., Sec’d. Notes, PIK	Caa1	11.500	08/01/19	7,368	7,441,680
Peninsula Gaming LLC,
Gtd. Notes(e)	Caa1	10.750	08/15/17	650	742,625
Sec’d. Notes	Ba3	8.375	08/15/15	1,015	1,068,922
Pinnacle Entertainment, Inc.,
Gtd. Notes(e)	B3	7.750	04/01/22	1,225	1,292,375
Gtd. Notes(e)	B1	8.625	08/01/17	3,415	3,705,275
Scientific Games Corp., Gtd. Notes	B1	8.125	09/15/18	1,375	1,460,937
Scientific Games International, Inc., Gtd. Notes	B1	9.250	06/15/19	2,800	3,080,000

Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750	10/01/17	1,525	1,639,375
Station Casinos, Inc., Sr. Sub. Notes(c)(f)	NR	6.500	02/01/14	2,930	293
Sr. Sub. Notes(c)(f)	NR	6.625	03/15/18	1,810	181
Sr. Sub. Notes(c)(f)	NR	6.875	03/01/16	65	6
SugarHouse HSP Gaming LP, Sec’d. Notes, 144A(e)	B2	8.625	04/15/16	8,529	8,998,095
Wynn Las Vegas LLC, First Mtge. Bonds, 144A(e)	Ba2	5.375	03/15/22	2,400	2,325,000
First Mtge. Bonds(e)	Ba2	7.875	11/01/17	1,250	1,362,500
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $7,514,705; purchased 03/30/10-05/21/12)(c)(d)	B1	11.375	07/15/16	6,898	7,329,125

					135,444,676

Healthcare & Pharmaceutical — 8.7%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875	11/01/18	6,125	6,798,750
Accellent, Inc., Gtd. Notes	Caa2	10.000	11/01/17	10,620	8,549,100
Sr. Sec’d. Notes	B1	8.375	02/01/17	4,775	4,727,250
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes(e)	B3	8.000	12/01/16	9,606	7,060,410
Apria Healthcare Group, Inc., Sec’d. Notes(e)	Caa1	12.375	11/01/14	3,225	3,087,938
Biomet, Inc., Gtd. Notes	B3	10.000	10/15/17	195	207,431
Gtd. Notes, PIK	B3	10.375	10/15/17	4,920	5,236,725
Capella Healthcare, Inc., Gtd. Notes (original cost $13,528,509; purchased 06/28/10-01/26/12)(c)(d)	B3	9.250	07/01/17	13,235	13,235,000
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000	11/15/19	13,650	13,940,062
Gtd. Notes	B3	8.875	07/15/15	4,889	5,014,281
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A (original cost $9,883,406; purchased 12/17/10-09/16/11)(a)(c)(d)	Caa1	10.500	12/15/18	9,675	9,529,875
Endo Pharmaceuticals Holdings, Inc., Gtd. Notes(e)	Ba3	7.000	07/15/19	300	313,500
Gtd. Notes	Ba3	7.250	01/15/22	1,500	1,567,500
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625	07/31/19	1,350	1,339,875
HCA, Inc., Gtd. Notes(e)	B3	7.500	02/15/22	3,300	3,458,812
Gtd. Notes(e)	B3	8.000	10/01/18	8,525	9,420,125
Sr. Sec’d. Notes	Ba3	5.875	03/15/22	3,150	3,126,375
Sr. Sec’d. Notes	Ba3	7.875	02/15/20	2,500	2,743,750
Sr. Unsec’d. Notes(e)	B3	6.375	01/15/15	13,225	14,018,500
Sr. Unsec’d. Notes	B3	7.190	11/15/15	3,037	3,128,110
Sr. Unsec’d. Notes	B3	7.500	11/15/95	2,850	2,194,500
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	4,000	4,400,000
HealthSouth Corp., Gtd. Notes	B1	7.250	10/01/18	8,200	8,548,500
Gtd. Notes(e)	B1	7.750	09/15/22	1,575	1,653,750
Kindred Healthcare, Inc., Gtd. Notes	B3	8.250	06/01/19	4,100	3,567,000
Kinetic Concepts, Inc./KCI USA, Inc., Gtd. Notes, 144A	Caa1	12.500	11/01/19	5,000	4,450,000
MedAssets, Inc., Gtd. Notes	B3	8.000	11/15/18	1,750	1,806,875
Mylan, Inc., Gtd. Notes, 144A(e)	Ba2	7.625	07/15/17	3,700	4,037,625
Physiotherapy Associates Holdings, Inc., Sr. Unsec’d. Notes, 144A	B3	11.875	05/01/19	2,750	2,750,000
PSS World Medical, Inc., Gtd. Notes, 144A	Ba3	6.375	03/01/22	1,250	1,262,500
Radnet Management, Inc., Gtd. Notes	Caa1	10.375	04/01/18	1,875	1,856,250
Res-Care, Inc., Gtd. Notes	B-(g)	10.750	01/15/19	3,500	3,850,000
STHI Holding Corp.,
Sec’d. Notes, 144A	B2	8.000	03/15/18	150	157,500

Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $5,784,453; purchased 06/21/07-01/18/11)(c)(d)	Caa1	10.000	07/15/17	6,575	6,558,563
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(e)	B1	6.250	11/01/18	4,000	4,040,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	B1	6.750	10/01/17	2,400	2,400,000
Gtd. Notes, 144A(e)	B1	6.875	12/01/18	10,250	10,121,875
Gtd. Notes, 144A(e)	B1	7.000	10/01/20	2,300	2,225,250
Warner Chilcott Co. LLC/Warner Chilcott LLC (Ireland), Gtd. Notes	B3	7.750	09/15/18	9,194	9,699,670
Wolverine Healthcare Analytics, Sr. Unsec’d. Notes, 144A	Caa1	10.625	06/01/20	2,475	2,437,875

					194,521,102

Lodging & Leisure — 1.1%
Felcor Lodging LP, Sr. Sec’d. Notes(e)	B2	6.750	06/01/19	3,200	3,208,000
Sr. Sec’d. Notes	B2	10.000	10/01/14	2,915	3,323,100
Host Hotels & Resorts LP, Gtd. Notes(e)	Ba1	6.000	11/01/20	1,875	2,006,250
Gtd. Notes(e)	Ba1	9.000	05/15/17	900	996,750
Sr. Unsec’d. Notes, 144A(e)	Ba1	5.250	03/15/22	4,225	4,219,719
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375	03/15/15	5,975	6,049,687
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(a)	Ba1	7.250	03/15/18	3,025	3,251,875
Sr. Unsec’d. Notes(a)(e)	Ba1	11.875	07/15/15	1,025	1,235,125

					24,290,506

Media & Entertainment — 6.9%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750	12/01/20	11,250	12,093,750
AMC Networks, Inc., Gtd. Notes, 144A(e)	B2	7.750	07/15/21	5,875	6,521,250
Belo Corp., Sr. Unsec’d. Notes	Ba3	6.750	05/30/13	3,894	4,040,025
Bonten Media Acquisition Co., Gtd. Notes, PIK, 144A(b)	Caa3	9.000	06/01/15	577	398,307
Carmike Cinemas, Inc., Sec’d. Notes, 144A	B2	7.375	05/15/19	3,750	3,862,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125	08/01/18	3,325	3,682,438
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A(e)	Caa2	10.500	01/15/15	5,875	4,376,875
Clear Channel Communications, Inc., Gtd. Notes(e)	Ca	10.750	08/01/16	1,625	1,056,250
Sr. Unsec’d. Notes(e)	Ca	5.500	12/15/16	4,350	2,098,875
Sr. Unsec’d. Notes(e)	Ca	6.875	06/15/18	550	261,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B3	7.625	03/15/20	4,225	3,971,500
Gtd. Notes, 144A(e)	B3	7.625	03/15/20	8,425	8,045,875
Gtd. Notes(e)	B1	9.250	12/15/17	2,300	2,461,000
Gtd. Notes, Ser. B	B1	9.250	12/15/17	3,750	4,031,250
Cumulus Media Holdings, Inc., Gtd. Notes(e)	B3	7.750	05/01/19	350	318,500
Entercom Radio LLC, Gtd. Notes	Caa1	10.500	12/01/19	3,750	4,050,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)(e)	B3	7.250	04/01/19	1,375	1,373,281
Gtd. Notes, 144A(a)(e)	B3	7.250	10/15/20	7,250	7,195,625
Gtd. Notes(a)	B3	7.500	04/01/21	2,025	2,025,000
Gtd. Notes(a)	B3	8.500	11/01/19	200	218,500
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	Caa3	11.250	02/04/17	5,400	5,305,500
Gtd. Notes, PIK, 144A(a)	Caa3	11.500	02/04/17	14,800	14,393,000
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	7,258	8,147,105
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000	09/01/14	329	325,038

National CineMedia LLC, Sr. Sec’d. Notes, 144A	Ba2	6.000	04/15/22	4,075	4,064,812
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(e)	B2	7.750	10/15/18	4,125	4,434,375
Gtd. Notes	B2	11.625	02/01/14	7,040	7,999,200
Salem Communications Corp., Sec’d. Notes	B2	9.625	12/15/16	2,377	2,602,815
Sinclair Television Group, Inc., Sec’d. Notes, 144A	B1	9.250	11/01/17	4,125	4,537,500
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	3,901	4,359,367
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(a)	B3	6.000	05/15/17	4,875	4,789,688
Universal City Development Partners Ltd., Gtd. Notes	Baa2	8.875	11/15/15	114	122,897
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(e)	B2	6.875	05/15/19	2,460	2,398,500
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500	05/01/19	1,650	1,728,375
WMG Acquisition Corp., Gtd. Notes	B3	11.500	10/01/18	4,375	4,659,375
Sr. Sec’d. Notes, 144A	Ba2	9.500	06/15/16	1,900	2,028,250
Sr. Sec’d. Notes(e)	Ba2	9.500	06/15/16	9,850	10,514,875

					154,492,723

Metals — 4.2%
AK Steel Corp., Gtd. Notes(e)	B2	7.625	05/15/20	500	462,500
Arch Coal, Inc., Gtd. Notes, 144A	B2	7.000	06/15/19	325	278,687
Gtd. Notes, 144A	B2	7.250	06/15/21	2,725	2,323,063
Gtd. Notes(e)	B2	8.750	08/01/16	1,050	1,008,000
Blaze Recycling & Metals LLC/Blaze Finance Corp., Sr. Sec’d. Notes, Ser. AI, 144A(c)	NR	13.000	07/15/12	46	36,418
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(a)(e)	Ba3	6.375	02/01/16	2,900	2,834,750
Gtd. Notes, 144A(a)(e)	Ba3	6.875	02/01/18	1,550	1,522,875
Gtd. Notes, 144A(a)(e)	Ba3	7.000	11/01/15	5,192	5,192,000
Gtd. Notes, 144A(a)(e)	Ba3	8.250	11/01/19	9,095	9,390,587
Inmet Mining Corp. (Canada), Sr. Notes, 144A(a)(e)	B1	8.750	06/01/20	14,900	14,527,500
JMC Steel Group, Sr. Notes, 144A (original cost $5,383,938; purchased 03/04/11-02/15/12)(c)(d)(e)	B3	8.250	03/15/18	5,375	5,428,750
Kaiser Aluminum Corp., Gtd. Notes, 144A	Ba3	8.250	06/01/20	4,600	4,623,000
Metals USA, Inc., Sr. Sec'd. Notes(e)	B2	11.125	12/01/15	7,942	8,259,680
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	B2	7.000	04/15/20	3,725	3,799,500
Novelis, Inc. (Canada), Gtd. Notes(a)(e)	B2	8.375	12/15/17	1,000	1,055,000
Gtd. Notes(a)(e)	B2	8.750	12/15/20	5,575	5,895,563
Optima Specialty Steel, Inc., Sr. Sec'd. Notes, 144A(e)	B2	12.500	12/15/16	4,375	4,517,188
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000	11/15/18	7,010	6,992,475
Penn Virginia Resource Partners LP, Gtd. Notes	B2	8.250	04/15/18	1,150	1,155,750
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A (original cost $3,820,875; purchased 11/23/10-02/16/12)(c)(d)	B1	8.000	12/01/18	3,750	3,918,750
Thompson Creek Metals Co., Inc. (Canada), Gtd. Notes(a)	Caa2	7.375	06/01/18	2,450	2,021,250
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	Caa2	10.750	02/01/18	3,300	3,036,000
Sr. Sec’d. Notes	Caa2	10.750	02/01/18	5,075	4,669,000

					92,948,286

Non-Captive Finance — 4.0%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000	02/01/19	3,150	2,748,375
Ally Financial, Inc., Gtd. Notes, Ser. 8(e)	B1	6.750	12/01/14	4,250	4,420,000
Gtd. Notes	B1	6.875	08/28/12	3,575	3,606,281
Gtd. Notes(e)	B1	8.000	03/15/20	3,200	3,608,000
Gtd. Notes	B1	8.300	02/12/15	400	428,000
Sr. Unsec’d. Notes(e)	B1	7.500	12/31/13	2,100	2,226,000
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN(e)	B3	5.375	10/01/12	6,600	6,501,000
Sr. Unsec’d. Notes, Ser. I, MTN(e)	B3	5.400	12/01/15	3,710	3,023,650
CIT Group, Inc., Gtd. Notes, 144A(e)	B1	7.000	05/02/16	10,841	10,827,449
Gtd. Notes, 144A	B1	7.000	05/02/17	11,388	11,373,278
Sr. Unsec’d. Notes, 144A	B1	5.250	04/01/14	500	508,750
Sr. Unsec’d. Notes(e)	B1	5.250	03/15/18	10,350	10,194,750
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375	05/15/20	2,900	2,914,500
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750	05/01/19	1,800	1,777,500
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500	09/01/14	2,425	2,540,188
Sr. Sec’d. Notes, 144A	Ba3	6.750	09/01/16	2,875	3,083,438
Sr. Sec’d. Notes, 144A(e)	Ba3	7.125	09/01/18	325	357,500
Sr. Unsec’d. Notes	B1	5.750	05/15/16	1,050	1,050,805
Sr. Unsec’d. Notes(e)	B1	6.250	05/15/19	1,450	1,450,000
Sr. Unsec’d. Notes, MTN	B1	6.375	03/25/13	3,275	3,340,500
Sr. Unsec’d. Notes, MTN	B1	6.625	11/15/13	1,000	1,022,500
Sr. Unsec’d. Notes(e)	B1	8.625	09/15/15	1,000	1,090,000
Sr. Unsec’d. Notes	B1	8.750	03/15/17	1,225	1,359,750
KKR Group Finance Co., Gtd. Notes, 144A	A-(g)	6.375	09/29/20	5,000	5,381,645
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(e)	B3	5.850	06/01/13	1,050	981,750
Sr. Unsec’d. Notes, MTN(e)	B3	6.900	12/15/17	6,000	4,710,000

					90,525,609

Packaging — 2.4%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $7,632,813; purchased 09/30/10- 01/04/12)(a)(c)(d)(e)	B3	9.125	10/15/20	7,450	7,748,000
Sr. Sec’d. Notes, 144A (original cost $1,105,236; purchased 01/19/12)(a)(c)(d)	Ba3	7.375	10/15/17	1,100	1,171,500
Berry Plastics Corp., Sec’d. Notes(b)	Caa1	4.349	09/15/14	1,975	1,933,031
Sec’d. Notes(e)	Caa1	9.750	01/15/21	3,775	3,926,000
BWAY Holding Co., Gtd. Notes	B3	10.000	06/15/18	1,400	1,540,000
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	10.125	11/01/15	4,020	4,000,281
Exopack Holding Corp., Gtd. Notes	Caa2	10.000	06/01/18	3,425	3,476,375
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	02/01/17	3,200	3,432,000
Plastipak Holdings, Inc., Gtd. Notes, 144A (original cost $1,811,250; purchased 03/31/10-05/21/10)(c)(d)(e)	B3	8.500	12/15/15	1,800	1,854,000
Sr. Notes, 144A (original cost $1,544,276; purchased 07/23/09)(c)(d)	B3	10.625	08/15/19	1,580	1,797,250
Reynolds Group Issuer, Inc., Gtd. Notes, 144A(e)	Caa1	8.500	02/15/21	3,600	3,339,000
Sr. Sec’d. Notes, 144A	Ba3	6.875	02/15/21	725	735,875
Sr. Sec’d. Notes, 144A(e)	Ba3	7.750	10/15/16	2,850	3,006,750
Sr. Sec’d. Notes, 144A(e)	Ba3	7.875	08/15/19	2,500	2,643,750
Sr. Unsec’d. Notes, 144A(e)	Caa1	9.875	08/15/19	5,385	5,371,538
Sr. Unsec’d. Notes, 144A(e)	Caa1	9.875	08/15/19	6,350	6,334,125
Sealed Air Corp., Gtd. Notes, 144A(e)	B1	8.375	09/15/21	1,875	2,062,500

					54,371,975

Paper — 0.5%
Domtar Corp., Gtd. Notes	Baa3	10.750	06/01/17	800	1,034,893

Graphic Packaging International, Inc.,
Gtd. Notes	B2	7.875	10/01/18	1,500	1,653,750
Gtd. Notes	B2	9.500	06/15/17	4,420	4,884,100
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $1,488,035; purchased 05/17/11-09/16/11)(c)(d)(e)	B2	8.000	06/01/16	1,495	1,483,787
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A(a)	Ba2	6.625	04/15/21	1,600	1,504,000
Smurfit Capital Funding PLC (Ireland), Sr. Sec’d. Notes(a)	Ba1	7.500	11/20/25	100	99,250
Verso Paper, Inc., Sec’d. Notes(e)	B3	8.750	02/01/19	1,725	612,375

					11,272,155

Pipelines & Other — 1.3%
AmeriGas Finance LLC, Gtd. Notes	Ba2	7.000	05/20/22	1,225	1,200,500
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500	05/20/21	1,193	1,154,228
El Paso Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Ba3	7.800	08/01/31	750	854,327
Sr. Unsec’d. Notes, Ser. G, MTN	Ba3	8.050	10/15/30	110	127,242
Energy Transfer Equity LP, Sr. Sec’d. Notes(e)	Ba2	7.500	10/15/20	3,650	3,942,000
Ferrellgas Partners LP, Sr. Unsec’d. Notes	B3	8.625	06/15/20	2,805	2,524,500
MarkWest Energy Partners LP, Gtd. Notes	Ba3	6.500	08/15/21	3,020	3,118,150
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000	03/01/32	29	39,088
Targa Resources Partners LP, Gtd. Notes, 144A	Ba3	6.375	08/01/22	2,275	2,263,625
Gtd. Notes(e)	Ba3	6.875	02/01/21	7,850	8,085,500
Gtd. Notes	Ba3	7.875	10/15/18	3,375	3,628,125
Gtd. Notes	Ba3	8.250	07/01/16	2,475	2,574,000

					29,511,285

Real Estate Investment Trusts — 0.8%
AVIV Healthcare Properties LP/AVIV
Healthcare Capital Corp., Gtd. Notes(e)	B1	7.750	02/15/19	5,675	5,902,000
CNL Lifestyle Properties, Inc., Gtd. Notes(e)	Ba3	7.250	04/15/19	3,300	2,953,500
Kennedy-Wilson, Inc., Gtd. Notes	B1	8.750	04/01/19	1,205	1,241,150
Omega Healthcare Investors, Inc., Gtd. Notes(e)	Ba2	6.750	10/15/22	800	844,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750	04/15/20	300	327,042
Sr. Unsec’d. Notes	Baa3	6.750	12/15/21	5,975	6,555,519

					17,823,211

Retailers — 1.3%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(e)	Caa1	9.250	08/01/19	2,925	3,085,875
Limited Brands, Inc., Gtd. Notes	Ba1	5.625	02/15/22	1,275	1,284,563
Pantry, Inc. (The), Gtd. Notes(e)	Caa1	7.750	02/15/14	7,760	7,682,400
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125	04/15/17	2,490	2,639,400
Sr. Sec’d. Notes, 144A	Ba2	7.375	10/15/20	1,325	1,444,250
Rite Aid Corp., Sec’d. Notes(e)	Caa1	7.500	03/01/17	1,025	1,014,750
Sr. Sec’d. Notes(e)	B2	9.750	06/12/16	2,124	2,315,160
Susser Holdings LLC, Gtd. Notes	B2	8.500	05/15/16	5,420	5,819,725
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500	12/01/17	2,580	2,654,175
Toys “R” US, Inc., Sr. Unsec’d. Notes(e)	B3	7.875	04/15/13	1,500	1,522,500

					29,462,798

Technology — 10.4%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(e)	Ba3	7.750	08/01/20	1,275	1,367,438
Sr. Unsec’d. Notes(e)	Ba3	8.125	12/15/17	1,025	1,099,313
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/01/15	9,850	8,126,250
Gtd. Notes, PIK	Caa2	10.125	11/01/15	7,605	6,274,125
CDW Finance Corp., Gtd. Notes(e)	B3	8.500	04/01/19	10,200	10,480,500
Gtd. Notes	Caa1	12.535	10/12/17	12,900	13,803,000
Commscope, Inc., Gtd. Notes, 144A (original cost $14,884,800; purchased 01/11/11-05/15/12)(c)(d)(e)	B3	8.250	01/15/19	14,795	15,220,356
CoreLogic, Inc., Gtd. Notes, 144A	Ba3	7.250	06/01/21	2,300	2,394,875
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	3,250	3,542,500
First Data Corp., Gtd. Notes(e)	Caa1	9.875	09/24/15	1,700	1,687,250
Gtd. Notes, PIK(e)	Caa1	10.550	09/24/15	1,400	1,393,000
Gtd. Notes(e)	Caa1	12.625	01/15/21	11,465	10,805,762
Freescale Semiconductor, Inc., Gtd. Notes(e)	Caa1	8.050	02/01/20	11,745	11,157,750
Sr. Sec’d. Notes, 144A	B1	9.250	04/15/18	6,100	6,420,250
Interactive Data Corp., Gtd. Notes	Caa1	10.250	08/01/18	11,079	12,269,992
Iron Mountain, Inc., Gtd. Notes(e)	B1	7.750	10/01/19	1,900	2,023,500
Lender Processing Services, Inc., Gtd. Notes(e)	Ba2	8.125	07/01/16	1,685	1,752,400
Nortel Networks Ltd. (Canada), Gtd. Notes(a)(f)(h)	NR	9.003	07/15/11	3,000	3,135,000
Gtd. Notes(a)(f)	NR	10.125	07/15/13	7,600	8,493,000
Gtd. Notes(a)(e)(f)	NR	10.750	07/15/16	17,290	19,364,800
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes, 144A(a)(e)	B3	9.750	08/01/18	7,981	8,998,578
Seagate HDD Cayman (Cayman Islands), Gtd. Notes(a)	Ba1	7.000	11/01/21	550	577,500
Gtd. Notes(a)	Ba1	7.750	12/15/18	6,250	6,734,375
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes(a)	Ba1	6.800	10/01/16	2,855	3,147,637
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(a)	Baa3	10.000	05/01/14	3,056	3,418,900
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)(e)	B2	6.500	05/15/19	2,625	2,631,562
Sophia Finance, Inc., Gtd. Notes, 144A(e)	Caa1	9.750	01/15/19	11,275	11,697,813
Spansion LLC, Gtd. Notes	B3	7.875	11/15/17	1,750	1,680,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A(a)	Ba1	7.500	08/12/15	1,900	2,033,000
SunGard Data Systems, Inc., Gtd. Notes(e)	Caa1	10.250	08/15/15	12,650	12,997,875
Syniverse Holdings, Inc., Gtd. Notes(e)	Caa1	9.125	01/15/19	5,770	6,188,325
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	9.625	06/15/18	10,600	11,183,000
TransUnion LLC, Gtd. Notes(e)	B3	11.375	06/15/18	13,725	16,075,406
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	1,412	1,553,200
Sr. Unsec’d. Notes	B2	12.500	01/15/16	3,433	3,647,562

					233,375,794

Telecommunications — 4.0%
Brightstar Corp., Gtd. Notes, 144A (original cost $5,481,250; purchased 11/23/10-01/24/12)(c)(d)	B1	9.500	12/01/16	5,400	5,562,000
Clearwire Communications LLC, Sr. Sec’d. Notes, 144A(e)	B3	12.000	12/01/15	7,175	6,224,313
Sr. Sec'd. Notes, 144A	B3	12.000	12/01/15	9,430	8,227,675

Eileme 2 AB (Sweden), Gtd. Notes, 144A(a)	B3	11.625	01/31/20	5,640	5,527,200
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	8.250	04/15/17	1,550	1,600,375
Sr. Unsec’d. Notes(e)	Ba2	8.500	04/15/20	200	200,500
Sr. Unsec’d. Notes(e)	Ba2	8.750	04/15/22	3,750	3,778,125
Sr. Unsec’d. Notes(e)	Ba2	9.250	07/01/21	1,775	1,837,125
Level 3 Financing, Inc., Gtd. Notes(e)	B3	8.125	07/01/19	1,125	1,125,000
Gtd. Notes, 144A	B3	8.625	07/15/20	3,950	4,029,000
Gtd. Notes(e)	B3	9.375	04/01/19	500	531,250
MetroPCS Wireless, Inc., Gtd. Notes(e)	B2	7.875	09/01/18	800	808,000
Nextel Communications, Inc., Gtd. Notes, Ser. D(e)	B+(g)	7.375	08/01/15	1,925	1,881,688
Gtd. Notes, Ser. E	B+(g)	6.875	10/31/13	2,500	2,500,000
NII Capital Corp., Gtd. Notes	B2	7.625	04/01/21	3,994	3,364,945
SBA Telecommunications, Inc., Gtd. Notes	B1	8.000	08/15/16	1,120	1,195,600
Gtd. Notes	B1	8.250	08/15/19	646	700,910
Sprint Capital Corp., Gtd. Notes	B3	6.875	11/15/28	1,500	1,113,750
Gtd. Notes(e)	B3	6.900	05/01/19	3,425	2,979,750
Sprint Nextel Corp., Gtd. Notes, 144A(e)	Ba3	7.000	03/01/20	3,725	3,752,937
Gtd. Notes, 144A	Ba3	9.000	11/15/18	1,375	1,488,437
Sr. Unsec’d. Notes(e)	B3	6.000	12/01/16	2,865	2,621,475
Sr. Unsec’d. Notes, 144A(e)	B3	9.125	03/01/17	3,400	3,374,500
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A(a)(e)	B3	11.750	07/15/17	7,850	6,672,500
Sr. Sec’d. Notes, 144A(a)	Ba3	7.250	02/15/18	4,175	3,569,625
Sr. Sec’d. Notes, PIK, 144A(a)(e)	Caa1	12.250	07/15/17	4,738	3,506,400
Windstream Corp., Gtd. Notes(e)	B+(g)	7.500	06/01/22	3,800	3,676,500
Gtd. Notes	B+(g)	7.500	04/01/23	5,075	4,872,000
Gtd. Notes(e)	B+(g)	7.750	10/15/20	2,325	2,325,000
Gtd. Notes	B+(g)	7.875	11/01/17	1,110	1,182,150

					90,228,730

TOTAL CORPORATE BONDS					1,936,716,699

				Shares
COMMON STOCKS — 0.1%
Adelphia Recovery Trust*(c)				2,000,000	2,000
CenturyLink, Inc.				4,018	157,586
Dex One Corp.*(e)				149,207	143,239
GenOn Energy, Inc.*				9,307	16,008
Sprint Nextel Corp.*				28,675	73,695
WKI Holding Co., Inc.*(c)				6,031	75,749
Xerox Corp.				169,797	1,225,934

TOTAL COMMON STOCKS					1,694,211

PREFERRED STOCKS — 0.2%
Banking — 0.2%
Citigroup Capital XIII, (Capital Security, fixed to floating preferred), 7.875%(b)				153,000	4,048,380

Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 05/27/98)*(c)(d)(i)				2,000	60,000

Cable
Escrow Pfd Adelphia*(c)				20,000	20

TOTAL PREFERRED STOCKS					4,108,400

	Expiration Date	Units
WARRANTS(j)*
Chemicals
Hercules, Inc.	03/31/29	230	7,422

Media & Entertainment
MediaNews Group, Inc. (cost $0; purchased 07/06/11)(c)(d)	3/19/17	6,854	69

Paper
Smurfit Kappa Group PLC (Ireland), 144A	10/01/13	275	8,984

Telecommunications
Hawaiian Telecom Holdco, Inc.	10/28/15	6,958	52,185

TOTAL WARRANTS			68,660

TOTAL LONG-TERM INVESTMENTS (cost $2,005,915,657)			2,009,084,237

		Shares
SHORT-TERM INVESTMENTS — 31.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(k)		45,384	407,548
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $700,238,898; includes $503,753,624 of cash collateral received for securities on loan)(k)(l)		700,238,898	700,238,898

TOTAL SHORT-TERM INVESTMENTS (cost $700,680,732)			700,646,446

TOTAL INVESTMENTS — 121.0% (cost $2,706,596,389)(m)			2,709,730,683
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (21.0)%			(469,534,837)

NET ASSETS — 100.0%			$ 2,240,195,846

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment-in-Kind

PLC—Public Limited Company

§	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of May 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	US$ denominated foreign securities.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2012.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $133,656,716. The aggregate value of $131,066,588 is approximately 5.9% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $490,832,442; cash collateral of $503,753,624 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Standard & Poor's Rating.
(h)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(i)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(j)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2012.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$2,716,980,621	$66,069,074	$(73,319,012)	$(7,249,938)

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales, the difference in the treatment of premium amortization and deferred income on defaulted securities as of the most recent fiscal year end.

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at May 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Masco Corp.	09/20/13	1.000%	$2,845	$5,989	$35,078	$(29,089)	Deutsche Bank AG
Seagate Technology HDD Holdings	12/20/13	3.350	5,000	(199,501)	641	(200,142)	JPMorgan Chase Bank

				$(193,512)	$35,719	$(229,231)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at May 31, 2012(5)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation(6)	Counterparty
Over-the- counter credit default swaps on corporate issues - Sell Protection(2):
Ford Motor Co.	12/20/14	5.000%	$6,000	1.508%	$585,942	$ (783,333)	$ 1,369,275	Deutsche Bank AG
NRG Energy, Inc.	03/20/16	4.100	1,850	5.372	(63,252)	—	(63,252)	Goldman Sachs International

					$522,690	$ (783,333)	$ 1,306,023

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.HY.18	06/20/17	5.000%	$36,000	$(2,163,020)	$(2,855,000)	$691,980	JPMorgan Chase Bank
CDX.NA.HY.18	06/20/17	5.000	35,000	(2,102,936)	(1,057,292)	(1,045,644)	Barclays Bank PLC
CDX.NA.HY.18	06/20/17	5.000	10,000	(600,839)	(793,056)	192,217	Goldman Sachs International
CDX.NA.HY.18	06/20/17	5.000	3,000	(180,252)	(237,917)	57,665	Morgan Stanley Capital Services

				$(5,047,047)	$(4,943,265)	$(103,782)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$12,488,462	$313,348
Bank Loans	—	52,404,756	1,289,701
Corporate Bonds	—	1,936,677,126	39,573
Common Stocks	1,616,462	—	77,749
Preferred Stocks	4,048,380	—	60,020
Warrants	52,185	8,984	7,491
Affiliated Mutual Funds	700,646,446	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	973,010	—

Total	$706,363,473	$2,002,552,338	$1,787,882

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/11	$12,690,832	$38,137,998	$1,906,342	$119,980	$132,020	$6,074
Realized gain (loss)	—	—	54,427	(250,113)	—	—
Change in unrealized appreciation (depreciation)**	(174,583)	(909,836)	215,766	272,690	(72,000)	1,417
Purchases	—	1,222,076	—	—	—	—
Sales	—	(15,574,438)	(2,203,084)	(64,808)	—	—
Accrued discount/premium	188,922	14,927	65,642	—	—	—
Transfers into Level 3	—	—	480	—	—	—
Transfers out of Level 3	(12,391,823)	(21,601,026)	—	—	—	—

Balance as of 05/31/12	$313,348	$1,289,701	$39,573	$77,749	$60,020	$7,491

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, ($285,848) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 4 Bank Loans and 4 Asset-Backed Securities transferred out of Level 3 as a result of the securities being valued by an independent pricing source and 3 Corporate Bonds transferred into Level 3 as a result of the securities being fair valued in accordance with the Board of Directors’ approval.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as
Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the official NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term investments of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair market value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund, each a series of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 23, 2012

*	Print the name and title of each signing officer under his or her signature.